LVIP MFS Value Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–7.14%
†Boeing Co.	174,877	$33,749,512
General Dynamics Corp.	147,280	41,605,127
Northrop Grumman Corp.	89,569	42,873,098
RTX Corp.	368,662	35,955,605
		154,183,342
Banks–7.47%
Citigroup, Inc.	511,647	32,356,556
JPMorgan Chase & Co.	526,871	105,532,261
PNC Financial Services Group, Inc.	145,654	23,537,687
		161,426,504
Beverages–2.58%
Diageo PLC	720,473	26,602,883
PepsiCo, Inc.	165,818	29,019,808
		55,622,691
Biotechnology–1.28%
AbbVie, Inc.	151,446	27,578,317
		27,578,317
Building Products–1.51%
Johnson Controls International PLC	229,666	15,001,783
Trane Technologies PLC	58,755	17,638,251
		32,640,034
Capital Markets–5.45%
BlackRock, Inc.	28,853	24,054,746
KKR & Co., Inc.	207,663	20,886,745
Morgan Stanley	427,528	40,256,036
Nasdaq, Inc.	515,833	32,549,062
		117,746,589
Chemicals–3.07%
Corteva, Inc.	210,484	12,138,612
DuPont de Nemours, Inc.	380,340	29,160,668
PPG Industries, Inc.	101,868	14,760,673
Sherwin-Williams Co.	29,551	10,263,949
		66,323,902
Commercial Services & Supplies–0.05%
Veralto Corp.	12,516	1,109,669
		1,109,669
Consumer Finance–1.99%
American Express Co.	188,683	42,961,232
		42,961,232
Electric Utilities–5.75%
American Electric Power Co., Inc.	101,064	8,701,610
Duke Energy Corp.	375,317	36,296,907
Exelon Corp.	390,949	14,687,954
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
PG&E Corp.	857,748	$14,375,856
Southern Co.	513,405	36,831,675
Xcel Energy, Inc.	245,782	13,210,783
		124,104,785
Electrical Equipment–1.48%
Eaton Corp. PLC	102,357	32,004,987
		32,004,987
Food & Staples Retailing–1.58%
Target Corp.	191,981	34,020,953
		34,020,953
Food Products–2.03%
Mondelez International, Inc. Class A	219,419	15,359,330
Nestle SA	267,276	28,376,866
		43,736,196
Health Care Equipment & Supplies–1.75%
Abbott Laboratories	190,934	21,701,558
†Boston Scientific Corp.	140,890	9,649,556
Medtronic PLC	74,923	6,529,540
		37,880,654
Health Care Providers & Services–6.61%
Cigna Group	191,532	69,562,507
Elevance Health, Inc.	39,435	20,448,625
McKesson Corp.	98,363	52,806,177
		142,817,309
Hotels, Restaurants & Leisure–1.36%
Marriott International, Inc. Class A	116,266	29,335,075
		29,335,075
Household Products–1.26%
Kimberly-Clark Corp.	117,959	15,257,997
Reckitt Benckiser Group PLC	211,337	12,035,261
		27,293,258
Industrial Conglomerates–1.63%
Honeywell International, Inc.	171,413	35,182,518
		35,182,518
Industrial REITs–1.71%
Prologis, Inc.	284,229	37,012,300
		37,012,300
Insurance–11.71%
Aon PLC Class A	149,227	49,800,035
Chubb Ltd.	152,870	39,613,203
Marsh & McLennan Cos., Inc.	243,485	50,153,040
Progressive Corp.	355,951	73,617,786
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	172,893	$39,789,595
		252,973,659
IT Services–1.93%
Accenture PLC Class A	120,548	41,783,142
		41,783,142
Machinery–2.23%
Illinois Tool Works, Inc.	87,891	23,583,792
Otis Worldwide Corp.	74,951	7,440,386
PACCAR, Inc.	138,147	17,115,032
		48,139,210
Media–2.33%
Comcast Corp. Class A	1,161,047	50,331,387
		50,331,387
Multi-Utilities–1.34%
Dominion Energy, Inc.	587,606	28,904,339
		28,904,339
Oil, Gas & Consumable Fuels–6.16%
Chevron Corp.	121,576	19,177,398
ConocoPhillips	471,682	60,035,685
EOG Resources, Inc.	148,952	19,042,024
Pioneer Natural Resources Co.	132,097	34,675,462
		132,930,569
Personal Products–1.06%
Kenvue, Inc.	1,068,287	22,925,439
		22,925,439
Pharmaceuticals–5.29%
Johnson & Johnson	286,516	45,323,966
Merck & Co., Inc.	242,054	31,939,026
Pfizer, Inc.	1,135,504	31,510,236
Roche Holding AG	21,471	5,468,635
		114,241,863
Professional Services–0.83%
Equifax, Inc.	66,971	17,916,082
		17,916,082
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–2.60%
Canadian National Railway Co.	95,335	$12,556,573
Union Pacific Corp.	176,900	43,505,017
		56,061,590
Semiconductors & Semiconductor Equipment–6.01%
Analog Devices, Inc.	203,878	40,325,029
KLA Corp.	46,479	32,468,835
NXP Semiconductors NV	105,340	26,100,092
Texas Instruments, Inc.	177,138	30,859,211
		129,753,167
Specialized REITs–0.33%
Public Storage	24,724	7,171,443
		7,171,443
Specialty Retail–2.23%
Lowe's Cos., Inc.	188,823	48,098,883
		48,098,883
Total Common Stock (Cost $1,165,080,204)		2,154,211,088

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	600	600
Total Money Market Fund (Cost $600)		600

	Principal Amount°
SHORT-TERM INVESTMENT–0.37%
AGENCY OBLIGATIONS–0.37%
≠Federal Home Loan Bank Discount Notes 5.23% 4/1/24	8,032,000	8,032,000
		8,032,000
Total Short-Term Investment (Cost $8,032,000)		8,032,000

TOTAL INVESTMENTS–100.12% (Cost $1,173,112,804)	2,162,243,688
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(2,536,815)
NET ASSETS APPLICABLE TO 39,274,176 SHARES OUTSTANDING–100.00%	$2,159,706,873

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.

LVIP MFS Value Fund–2

LVIP MFS Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–4

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$2,154,211,088	$—	$—	$2,154,211,088
Money Market Fund	600	—	—	600
Short-Term Investment	—	8,032,000	—	8,032,000
Total Investments	$2,154,211,688	$8,032,000	$—	$2,162,243,688
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS Value Fund–5